Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets

Net deferred tax assets consist of the following components as of December 31:

	2018	2017
Deferred Tax Assets:
NOL Carryover	$31,000	$493,000
Deferred tax liabilities:
Less valuation allowance	(31,000)	(493,000)
Net deferred tax assets	$-	$-

Schedule of Federal Income Tax Rate to Pretax Income from Continuing Operations

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to tax-effected income from continuing operations for the period ended December 31, due to the following:

	2018	2017
Book loss	$(1,188,200)	$(535,400)
Meals and entertainment	300	300
Warrant Expense	930,300	771,400
Stock based compensation	288,600	256,700
Valuation allowance	(31,000)	(493,000)
	$-	$-